                          COLUMBIA BALANCED FUND, INC.
                     COLUMBIA CONSERVATIVE HIGH YIELD FUND
                COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                        COLUMBIA SMALL CAP GROWTH FUND I
                       COLUMBIA MID CAP GROWTH FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                 (EACH A "FUND" AND COLLECTIVELY, THE "FUNDS")
   SUPPLEMENT TO THE PROSPECTUSES DATED JANUARY 1, 2006 (THE "PROSPECTUSES")

The Prospectuses are hereby supplemented with the following revised information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares and Class G shares convert to Class A shares and Class T shares after eight years, respectively. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

COLUMBIA BALANCED FUND, INC. -- CLASS A SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                5.75%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              0.94%               -1.92%(2)         $9,807.66           $665.39
           2              10.25%              0.94%                2.06%           $10,205.85            $94.06
           3              15.76%              0.94%                6.20%           $10,620.20            $97.88
           4              21.55%              0.94%               10.51%           $11,051.38           $101.86
           5              27.63%              0.94%               15.00%           $11,500.07           $105.99
           6              34.01%              0.94%               19.67%           $11,966.97           $110.30
           7              40.71%              0.94%               24.53%           $12,452.83           $114.77
           8              47.75%              0.94%               29.58%           $12,958.42           $119.43
           9              55.13%              0.94%               34.85%           $13,484.53           $124.28
           10             62.89%              0.94%               40.32%           $14,032.00           $129.33
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $4,032.00
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,663.30

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(2) Reflects deduction of the maximum initial sales charge.

COLUMBIA BALANCED FUND, INC. -- CLASS B SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              1.69%                3.31%           $10,331.00           $171.80
           2              10.25%              1.69%                6.73%           $10,672.96           $177.48
           3              15.76%              1.69%               10.26%           $11,026.23           $183.36
           4              21.55%              1.69%               13.91%           $11,391.20           $189.43
           5              27.63%              1.69%               17.68%           $11,768.25           $195.70
           6              34.01%              1.69%               21.58%           $12,157.78           $202.17
           7              40.71%              1.69%               25.60%           $12,560.20           $208.87
           8              47.75%              1.69%               29.76%           $12,975.94           $215.78
           9              55.13%              0.94%               35.03%           $13,502.77           $124.45
           10             62.89%              0.94%               40.51%           $14,050.98           $129.50
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $4,050.98
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,798.54

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA BALANCED FUND, INC. -- CLASS C SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              1.69%                3.31%           $10,331.00           $171.80
           2              10.25%              1.69%                6.73%           $10,672.96           $177.48
           3              15.76%              1.69%               10.26%           $11,026.23           $183.36
           4              21.55%              1.69%               13.91%           $11,391.20           $189.43
           5              27.63%              1.69%               17.68%           $11,768.25           $195.70
           6              34.01%              1.69%               21.58%           $12,157.78           $202.17
           7              40.71%              1.69%               25.60%           $12,560.20           $208.87
           8              47.75%              1.69%               29.76%           $12,975.94           $215.78
           9              55.13%              1.69%               34.05%           $13,405.45           $222.92
           10             62.89%              1.69%               38.49%           $13,849.17           $230.30
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,849.17
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,997.81

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA BALANCED FUND, INC. -- CLASS D SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              1.69%                3.31%           $10,331.00           $171.80
           2              10.25%              1.69%                6.73%           $10,672.96           $177.48
           3              15.76%              1.69%               10.26%           $11,026.23           $183.36
           4              21.55%              1.69%               13.91%           $11,391.20           $189.43
           5              27.63%              1.69%               17.68%           $11,768.25           $195.70
           6              34.01%              1.69%               21.58%           $12,157.78           $202.17
           7              40.71%              1.69%               25.60%           $12,560.20           $208.87
           8              47.75%              1.69%               29.76%           $12,975.94           $215.78
           9              55.13%              1.69%               34.05%           $13,405.45           $222.92
           10             62.89%              1.69%               38.49%           $13,849.17           $230.30
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,849.17
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,997.81

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA BALANCED FUND, INC. -- CLASS Z SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              0.69%                4.31%           $10,431.00            $70.49
           2              10.25%              0.69%                8.81%           $10,880.58            $73.52
           3              15.76%              0.69%               13.50%           $11,349.53            $76.69
           4              21.55%              0.69%               18.39%           $11,838.69            $80.00
           5              27.63%              0.69%               23.49%           $12,348.94            $83.45
           6              34.01%              0.69%               28.81%           $12,881.18            $87.04
           7              40.71%              0.69%               34.36%           $13,436.36            $90.80
           8              47.75%              0.69%               40.15%           $14,015.47            $94.71
           9              55.13%              0.69%               46.20%           $14,619.53            $98.79
           10             62.89%              0.69%               52.50%           $15,249.64           $103.05
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $5,249.64
TOTAL ANNUAL FEES AND EXPENSES                                                                          $858.54

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA CONSERVATIVE HIGH YIELD FUND -- CLASS A SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                4.75%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              0.93%               -0.87%(2)         $9,912.67            $565.39
           2              10.25%              0.93%                3.16%           $10,316.11             $94.06
           3              15.76%              0.93%                7.36%           $10,735.98             $97.89
           4              21.55%              0.93%               11.73%           $11,172.93            $101.88
           5              27.63%              0.93%               16.28%           $11,627.67            $106.02
           6              34.01%              0.93%               21.01%           $12,100.92            $110.34
           7              40.71%              0.93%               25.93%           $12,593.43            $114.83
           8              47.75%              0.93%               31.06%           $13,105.98            $119.50
           9              55.13%              0.93%               36.39%           $13,639.39            $124.37
           10             62.89%              0.93%               41.95%           $14,194.51            $129.43
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $4,194.51
TOTAL ANNUAL FEES AND EXPENSES                                                                         $1,563.70

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(2) Reflects deduction of the maximum initial sales charge.

COLUMBIA CONSERVATIVE HIGH YIELD FUND -- CLASS B SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              1.68%                3.32%           $10,332.00            $170.79
           2              10.25%              1.68%                6.75%           $10,675.02            $176.46
           3              15.76%              1.68%               10.29%           $11,029.43            $182.32
           4              21.55%              1.68%               13.96%           $11,395.61            $188.37
           5              27.63%              1.68%               17.74%           $11,773.94            $194.62
           6              34.01%              1.68%               21.65%           $12,164.84            $201.09
           7              40.71%              1.68%               25.69%           $12,568.71            $207.76
           8              47.75%              1.68%               29.86%           $12,985.99            $214.66
           9              55.13%              0.93%               35.15%           $13,514.52            $123.23
           10             62.89%              0.93%               40.65%           $14,064.56            $128.24
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $4,064.56
TOTAL ANNUAL FEES AND EXPENSES                                                                         $1,787.54

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA CONSERVATIVE HIGH YIELD FUND -- CLASS C SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              1.68%                3.32%           $10,332.00            $170.79
           2              10.25%              1.68%                6.75%           $10,675.02            $176.46
           3              15.76%              1.68%               10.29%           $11,029.43            $182.32
           4              21.55%              1.68%               13.96%           $11,395.61            $188.37
           5              27.63%              1.68%               17.74%           $11,773.94            $194.62
           6              34.01%              1.68%               21.65%           $12,164.84            $201.09
           7              40.71%              1.68%               25.69%           $12,568.71            $207.76
           8              47.75%              1.68%               29.86%           $12,985.99            $214.66
           9              55.13%              1.68%               34.17%           $13,417.13            $221.79
           10             62.89%              1.68%               38.63%           $13,862.58            $229.15
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,862.58
TOTAL ANNUAL FEES AND EXPENSES                                                                         $1,987.00

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA CONSERVATIVE HIGH YIELD FUND -- CLASS D SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              1.68%                3.32%           $10,332.00            $170.79
           2              10.25%              1.68%                6.75%           $10,675.02            $176.46
           3              15.76%              1.68%               10.29%           $11,029.43            $182.32
           4              21.55%              1.68%               13.96%           $11,395.61            $188.37
           5              27.63%              1.68%               17.74%           $11,773.94            $194.62
           6              34.01%              1.68%               21.65%           $12,164.84            $201.09
           7              40.71%              1.68%               25.69%           $12,568.71            $207.76
           8              47.75%              1.68%               29.86%           $12,985.99            $214.66
           9              55.13%              1.68%               34.17%           $13,417.13            $221.79
           10             62.89%              1.68%               38.63%           $13,862.58            $229.15
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,862.58
TOTAL ANNUAL FEES AND EXPENSES                                                                         $1,987.00

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA CONSERVATIVE HIGH YIELD FUND -- CLASS Z SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              0.68%                4.32%           $10,432.00             $69.47
           2              10.25%              0.68%                8.83%           $10,882.66             $72.47
           3              15.76%              0.68%               13.53%           $11,352.79             $75.60
           4              21.55%              0.68%               18.43%           $11,843.23             $78.87
           5              27.63%              0.68%               23.55%           $12,354.86             $82.27
           6              34.01%              0.68%               28.89%           $12,888.59             $85.83
           7              40.71%              0.68%               34.45%           $13,445.38             $89.54
           8              47.75%              0.68%               40.26%           $14,026.22             $93.40
           9              55.13%              0.68%               46.32%           $14,632.15             $97.44
           10             62.89%              0.68%               52.64%           $15,264.26            $101.65
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $5,264.26
TOTAL ANNUAL FEES AND EXPENSES                                                                           $846.53

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND -- CLASS A SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                4.75%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              0.87%               -0.82%(2)         $9,918.38            $559.58
           2              10.25%              0.87%                3.28%           $10,328.01             $88.07
           3              15.76%              0.87%                7.55%           $10,754.56             $91.71
           4              21.55%              0.87%               11.99%           $11,198.72             $95.50
           5              27.63%              0.87%               16.61%           $11,661.23             $99.44
           6              34.01%              0.87%               21.43%           $12,142.84            $103.55
           7              40.71%              0.87%               26.44%           $12,644.34            $107.82
           8              47.75%              0.87%               31.67%           $13,166.55            $112.28
           9              55.13%              0.87%               37.10%           $13,710.33            $116.91
           10             62.89%              0.87%               42.77%           $14,276.56            $121.74
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $4,276.56
TOTAL ANNUAL FEES AND EXPENSES                                                                         $1,496.60

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(2) Reflects deduction of the maximum initial sales charge.

COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND -- CLASS B SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              1.62%                3.38%           $10,338.00            $164.74
           2              10.25%              1.62%                6.87%           $10,687.42            $170.31
           3              15.76%              1.62%               10.49%           $11,048.66            $176.06
           4              21.55%              1.62%               14.22%           $11,422.10            $182.01
           5              27.63%              1.62%               18.08%           $11,808.17            $188.17
           6              34.01%              1.62%               22.07%           $12,207.29            $194.53
           7              40.71%              1.62%               26.20%           $12,619.89            $201.10
           8              47.75%              1.62%               30.46%           $13,046.45            $207.90
           9              55.13%              0.87%               35.85%           $13,585.26            $115.85
           10             62.89%              0.87%               41.46%           $14,146.34            $120.63
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $4,146.34
TOTAL ANNUAL FEES AND EXPENSES                                                                         $1,721.29

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND -- CLASS C SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              1.62%                3.38%           $10,338.00            $164.74
           2              10.25%              1.62%                6.87%           $10,687.42            $170.31
           3              15.76%              1.62%               10.49%           $11,048.66            $176.06
           4              21.55%              1.62%               14.22%           $11,422.10            $182.01
           5              27.63%              1.62%               18.08%           $11,808.17            $188.17
           6              34.01%              1.62%               22.07%           $12,207.29            $194.53
           7              40.71%              1.62%               26.20%           $12,619.89            $201.10
           8              47.75%              1.62%               30.46%           $13,046.45            $207.90
           9              55.13%              1.62%               34.87%           $13,487.42            $214.92
           10             62.89%              1.62%               39.43%           $13,943.29            $222.19
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,943.29
TOTAL ANNUAL FEES AND EXPENSES                                                                         $1,921.92

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND -- CLASS D SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              1.62%                3.38%           $10,338.00            $164.74
           2              10.25%              1.62%                6.87%           $10,687.42            $170.31
           3              15.76%              1.62%               10.49%           $11,048.66            $176.06
           4              21.55%              1.62%               14.22%           $11,422.10            $182.01
           5              27.63%              1.62%               18.08%           $11,808.17            $188.17
           6              34.01%              1.62%               22.07%           $12,207.29            $194.53
           7              40.71%              1.62%               26.20%           $12,619.89            $201.10
           8              47.75%              1.62%               30.46%           $13,046.45            $207.90
           9              55.13%              1.62%               34.87%           $13,487.42            $214.92
           10             62.89%              1.62%               39.43%           $13,943.29            $222.19
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,943.29
TOTAL ANNUAL FEES AND EXPENSES                                                                         $1,921.92

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND -- CLASS Z SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              0.62%                4.38%           $10,438.00             $63.36
           2              10.25%              0.62%                8.95%           $10,895.18             $66.13
           3              15.76%              0.62%               13.72%           $11,372.39             $69.03
           4              21.55%              0.62%               18.71%           $11,870.50             $72.05
           5              27.63%              0.62%               23.90%           $12,390.43             $75.21
           6              34.01%              0.62%               29.33%           $12,933.13             $78.50
           7              40.71%              0.62%               35.00%           $13,499.60             $81.94
           8              47.75%              0.62%               40.91%           $14,090.89             $85.53
           9              55.13%              0.62%               47.08%           $14,708.07             $89.28
           10             62.89%              0.62%               53.52%           $15,352.28             $93.19
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $5,352.28
TOTAL ANNUAL FEES AND EXPENSES                                                                           $774.22

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA REAL ESTATE EQUITY FUND, INC. -- CLASS A SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                5.75%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              1.17%               -2.14%(2)         $9,785.98           $687.38
           2              10.25%              1.17%                1.61%           $10,160.78           $116.69
           3              15.76%              1.17%                5.50%           $10,549.94           $121.16
           4              21.55%              1.17%                9.54%           $10,954.00           $125.80
           5              27.63%              1.17%               13.74%           $11,373.54           $130.62
           6              34.01%              1.17%               18.09%           $11,809.15           $135.62
           7              40.71%              1.17%               22.61%           $12,261.44           $140.81
           8              47.75%              1.17%               27.31%           $12,731.05           $146.21
           9              55.13%              1.17%               32.19%           $13,218.65           $151.81
           10             62.89%              1.17%               37.25%           $13,724.92           $157.62
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,724.92
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,913.71

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(2) Reflects deduction of the maximum initial sales charge.

COLUMBIA REAL ESTATE EQUITY FUND, INC. -- CLASS B SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              1.92%                3.08%           $10,308.00           $194.96
           2              10.25%              1.92%                6.25%           $10,625.49           $200.96
           3              15.76%              1.92%                9.53%           $10,952.75           $207.15
           4              21.55%              1.92%               12.90%           $11,290.10           $213.53
           5              27.63%              1.92%               16.38%           $11,637.83           $220.11
           6              34.01%              1.92%               19.96%           $11,996.28           $226.89
           7              40.71%              1.92%               23.66%           $12,365.76           $233.88
           8              47.75%              1.92%               27.47%           $12,746.63           $241.08
           9              55.13%              1.17%               32.35%           $13,234.82           $151.99
           10             62.89%              1.17%               37.42%           $13,741.72           $157.81
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,741.72
TOTAL ANNUAL FEES AND EXPENSES                                                                        $2,048.35

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA REAL ESTATE EQUITY FUND, INC. -- CLASS C SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              1.92%                3.08%           $10,308.00           $194.96
           2              10.25%              1.92%                6.25%           $10,625.49           $200.96
           3              15.76%              1.92%                9.53%           $10,952.75           $207.15
           4              21.55%              1.92%               12.90%           $11,290.10           $213.53
           5              27.63%              1.92%               16.38%           $11,637.83           $220.11
           6              34.01%              1.92%               19.96%           $11,996.28           $226.89
           7              40.71%              1.92%               23.66%           $12,365.76           $233.88
           8              47.75%              1.92%               27.47%           $12,746.63           $241.08
           9              55.13%              1.92%               31.39%           $13,139.22           $248.50
           10             62.89%              1.92%               35.44%           $13,543.91           $256.16
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,543.91
TOTAL ANNUAL FEES AND EXPENSES                                                                        $2,243.21

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA REAL ESTATE EQUITY FUND, INC. -- CLASS D SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              1.92%                3.08%           $10,308.00           $194.96
           2              10.25%              1.92%                6.25%           $10,625.49           $200.96
           3              15.76%              1.92%                9.53%           $10,952.75           $207.15
           4              21.55%              1.92%               12.90%           $11,290.10           $213.53
           5              27.63%              1.92%               16.38%           $11,637.83           $220.11
           6              34.01%              1.92%               19.96%           $11,996.28           $226.89
           7              40.71%              1.92%               23.66%           $12,365.76           $233.88
           8              47.75%              1.92%               27.47%           $12,746.63           $241.08
           9              55.13%              1.92%               31.39%           $13,139.22           $248.50
           10             62.89%              1.92%               35.44%           $13,543.91           $256.16
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,543.91
TOTAL ANNUAL FEES AND EXPENSES                                                                        $2,243.21

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA REAL ESTATE EQUITY FUND, INC. -- CLASS Z SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              0.92%                4.08%           $10,408.00            $93.88
           2              10.25%              0.92%                8.33%           $10,832.65            $97.71
           3              15.76%              0.92%               12.75%           $11,274.62           $101.69
           4              21.55%              0.92%               17.35%           $11,734.62           $105.84
           5              27.63%              0.92%               22.13%           $12,213.40           $110.16
           6              34.01%              0.92%               27.12%           $12,711.70           $114.66
           7              40.71%              0.92%               32.30%           $13,230.34           $119.33
           8              47.75%              0.92%               37.70%           $13,770.14           $124.20
           9              55.13%              0.92%               43.32%           $14,331.96           $129.27
           10             62.89%              0.92%               49.17%           $14,916.70           $134.54
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $4,916.70
  TOTAL ANNUAL FEES AND EXPENSES                                                                      $1,131.29

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA SMALL CAP GROWTH FUND I -- CLASS A SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                5.75%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              1.31%               -2.27%(2)         $9,772.78           $700.75
           2              10.25%              1.31%                1.33%           $10,133.40           $130.39
           3              15.76%              1.31%                5.07%           $10,507.32           $135.20
           4              21.55%              1.31%                8.95%           $10,895.04           $140.19
           5              27.63%              1.31%               12.97%           $11,297.07           $145.36
           6              34.01%              1.31%               17.14%           $11,713.93           $150.72
           7              40.71%              1.31%               21.46%           $12,146.17           $156.28
           8              47.75%              1.31%               25.94%           $12,594.37           $162.05
           9              55.13%              1.31%               30.59%           $13,059.10           $168.03
           10             62.89%              1.31%               35.41%           $13,540.98           $174.23
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,540.98
TOTAL ANNUAL FEES AND EXPENSES                                                                        $2,063.19

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(2) Reflects deduction of the maximum initial sales charge.

COLUMBIA SMALL CAP GROWTH FUND I -- CLASS B SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                   HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE           YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER           FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES       EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------       -----------
           1               5.00%              2.06%                2.94%            $10,294.00          $  209.03
           2              10.25%              2.06%                5.97%            $10,596.64          $  215.17
           3              15.76%              2.06%                9.08%            $10,908.18          $  221.50
           4              21.55%              2.06%               12.29%            $11,228.89          $  228.01
           5              27.63%              2.06%               15.59%            $11,559.01          $  234.72
           6              34.01%              2.06%               18.99%            $11,898.85          $  241.62
           7              40.71%              2.06%               22.49%            $12,248.68          $  248.72
           8              47.75%              2.06%               26.09%            $12,608.79          $  256.03
           9              55.13%              1.31%               30.74%            $13,074.05          $  168.22
           10             62.89%              1.31%               35.56%            $13,556.48          $  174.43
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $ 3,556.48
TOTAL ANNUAL FEES AND EXPENSES                                                                          $2,197.45

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA SMALL CAP GROWTH FUND I -- CLASS C SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                   HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE           YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER           FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES       EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------       -----------
           1               5.00%              2.06%                2.94%            $10,294.00            $209.03
           2              10.25%              2.06%                5.97%            $10,596.64            $215.17
           3              15.76%              2.06%                9.08%            $10,908.18            $221.50
           4              21.55%              2.06%               12.29%            $11,228.89            $228.01
           5              27.63%              2.06%               15.59%            $11,559.01            $234.72
           6              34.01%              2.06%               18.99%            $11,898.85            $241.62
           7              40.71%              2.06%               22.49%            $12,248.68            $248.72
           8              47.75%              2.06%               26.09%            $12,608.79            $256.03
           9              55.13%              2.06%               29.79%            $12,979.49            $263.56
           10             62.89%              2.06%               33.61%            $13,361.08            $271.31
TOTAL GAIN AFTER FEES AND EXPENSES                                                   $3,361.08
TOTAL ANNUAL FEES AND EXPENSES                                                                          $2,389.66

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA SMALL CAP GROWTH FUND I -- CLASS Z SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                   HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE           YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER           FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES       EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------       -----------
           1               5.00%              1.06%                3.94%            $10,394.00            $108.09
           2              10.25%              1.06%                8.04%            $10,803.52            $112.35
           3              15.76%              1.06%               12.29%            $11,229.18            $116.77
           4              21.55%              1.06%               16.72%            $11,671.61            $121.37
           5              27.63%              1.06%               21.31%            $12,131.47            $126.16
           6              34.01%              1.06%               26.09%            $12,609.45            $131.13
           7              40.71%              1.06%               31.06%            $13,106.27            $136.29
           8              47.75%              1.06%               36.23%            $13,622.65            $141.66
           9              55.13%              1.06%               41.59%            $14,159.39            $147.24
           10             62.89%              1.06%               47.17%            $14,717.27            $153.05
TOTAL GAIN AFTER FEES AND EXPENSES                                                   $4,717.27
TOTAL ANNUAL FEES AND EXPENSES                                                                          $1,294.11

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA MID CAP GROWTH FUND, INC. -- CLASS A SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                5.75%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              1.21%               -2.18%(2)         $9,782.21            $691.20
           2              10.25%              1.21%                1.53%           $10,152.95            $120.61
           3              15.76%              1.21%                5.38%           $10,537.75            $125.18
           4              21.55%              1.21%                9.37%           $10,937.13            $129.92
           5              27.63%              1.21%               13.52%           $11,351.65            $134.85
           6              34.01%              1.21%               17.82%           $11,781.88            $139.96
           7              40.71%              1.21%               22.28%           $12,228.41            $145.26
           8              47.75%              1.21%               26.92%           $12,691.87            $150.77
           9              55.13%              1.21%               31.73%           $13,172.89            $156.48
           10             62.89%              1.21%               36.72%           $13,672.14            $162.41
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,672.14
TOTAL ANNUAL FEES AND EXPENSES                                                                         $1,956.64

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(2) Reflects deduction of the maximum initial sales charge.

COLUMBIA MID CAP GROWTH FUND, INC. -- CLASS B SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              1.96%                3.04%           $10,304.00            $198.98
           2              10.25%              1.96%                6.17%           $10,617.24            $205.03
           3              15.76%              1.96%                9.40%           $10,940.01            $211.26
           4              21.55%              1.96%               12.73%           $11,272.58            $217.68
           5              27.63%              1.96%               16.15%           $11,615.27            $224.30
           6              34.01%              1.96%               19.68%           $11,968.37            $231.12
           7              40.71%              1.96%               23.32%           $12,332.21            $238.15
           8              47.75%              1.96%               27.07%           $12,707.11            $245.39
           9              55.13%              1.21%               31.89%           $13,188.71            $156.67
           10             62.89%              1.21%               36.89%           $13,688.56            $162.61
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,688.56
TOTAL ANNUAL FEES AND EXPENSES                                                                         $2,091.18

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA MID CAP GROWTH FUND, INC. -- CLASS C SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              1.96%                3.04%           $10,304.00            $198.98
           2              10.25%              1.96%                6.17%           $10,617.24            $205.03
           3              15.76%              1.96%                9.40%           $10,940.01            $211.26
           4              21.55%              1.96%               12.73%           $11,272.58            $217.68
           5              27.63%              1.96%               16.15%           $11,615.27            $224.30
           6              34.01%              1.96%               19.68%           $11,968.37            $231.12
           7              40.71%              1.96%               23.32%           $12,332.21            $238.15
           8              47.75%              1.96%               27.07%           $12,707.11            $245.39
           9              55.13%              1.96%               30.93%           $13,093.41            $252.85
           10             62.89%              1.96%               34.91%           $13,491.45            $260.53
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,491.45
TOTAL ANNUAL FEES AND EXPENSES                                                                         $2,285.28

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA MID CAP GROWTH FUND, INC. -- CLASS D SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              1.96%                3.04%           $10,304.00            $198.98
           2              10.25%              1.96%                6.17%           $10,617.24            $205.03
           3              15.76%              1.96%                9.40%           $10,940.01            $211.26
           4              21.55%              1.96%               12.73%           $11,272.58            $217.68
           5              27.63%              1.96%               16.15%           $11,615.27            $224.30
           6              34.01%              1.96%               19.68%           $11,968.37            $231.12
           7              40.71%              1.96%               23.32%           $12,332.21            $238.15
           8              47.75%              1.96%               27.07%           $12,707.11            $245.39
           9              55.13%              1.96%               30.93%           $13,093.41            $252.85
           10             62.89%              1.96%               34.91%           $13,491.45            $260.53
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,491.45
TOTAL ANNUAL FEES AND EXPENSES                                                                         $2,285.28

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA MID CAP GROWTH FUND, INC. -- CLASS G SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              1.91%                3.09%           $10,309.00            $193.95
           2              10.25%              1.91%                6.28%           $10,627.55            $199.94
           3              15.76%              1.91%                9.56%           $10,955.94            $206.12
           4              21.55%              1.91%               12.94%           $11,294.48            $212.49
           5              27.63%              1.91%               16.43%           $11,643.48            $219.06
           6              34.01%              1.91%               20.03%           $12,003.26            $225.83
           7              40.71%              1.91%               23.74%           $12,374.16            $232.80
           8              47.75%              1.91%               27.57%           $12,756.52            $240.00
           9              55.13%              1.26%               32.34%           $13,233.62            $163.74
           10             62.89%              1.26%               37.29%           $13,728.55            $169.86
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,728.55
TOTAL ANNUAL FEES AND EXPENSES                                                                         $2,063.79

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA MID CAP GROWTH FUND, INC. -- CLASS T SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                5.75%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              1.26%               -2.23%(2)         $9,777.50           $695.98
           2              10.25%              1.26%                1.43%           $10,143.17           $125.50
           3              15.76%              1.26%                5.23%           $10,522.53           $130.19
           4              21.55%              1.26%                9.16%           $10,916.07           $135.06
           5              27.63%              1.26%               13.24%           $11,324.33           $140.11
           6              34.01%              1.26%               17.48%           $11,747.86           $145.35
           7              40.71%              1.26%               21.87%           $12,187.23           $150.79
           8              47.75%              1.26%               26.43%           $12,643.03           $156.43
           9              55.13%              1.26%               31.16%           $13,115.88           $162.28
           10             62.89%              1.26%               36.06%           $13,606.42           $168.35
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,606.42
TOTAL ANNUAL FEES AND EXPENSES                                                                        $2,010.06

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(2) Reflects deduction of the maximum initial sales charge.

COLUMBIA MID CAP GROWTH FUND, INC. -- CLASS Z SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              0.96%                4.04%           $10,404.00            $97.94
           2              10.25%              0.96%                8.24%           $10,824.32           $101.90
           3              15.76%              0.96%               12.62%           $11,261.62           $106.01
           4              21.55%              0.96%               17.17%           $11,716.59           $110.30
           5              27.63%              0.96%               21.90%           $12,189.94           $114.75
           6              34.01%              0.96%               26.82%           $12,682.42           $119.39
           7              40.71%              0.96%               31.95%           $13,194.79           $124.21
           8              47.75%              0.96%               37.28%           $13,727.86           $129.23
           9              55.13%              0.96%               42.82%           $14,282.46           $134.45
           10             62.89%              0.96%               48.59%           $14,859.47           $139.88
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $4,859.47
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,178.05

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA STRATEGIC INVESTOR FUND, INC. -- CLASS A SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                5.75%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              1.21%               -2.18%(2)         $9,782.21           $691.20
           2              10.25%              1.21%                1.53%           $10,152.95           $120.61
           3              15.76%              1.21%                5.38%           $10,537.75           $125.18
           4              21.55%              1.21%                9.37%           $10,937.13           $129.92
           5              27.63%              1.21%               13.52%           $11,351.65           $134.85
           6              34.01%              1.21%               17.82%           $11,781.88           $139.96
           7              40.71%              1.21%               22.28%           $12,228.41           $145.26
           8              47.75%              1.21%               26.92%           $12,691.87           $150.77
           9              55.13%              1.21%               31.73%           $13,172.89           $156.48
           10             62.89%              1.21%               36.72%           $13,672.14           $162.41
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,672.14
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,956.64

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(2) Reflects deduction of the maximum initial sales charge.

COLUMBIA STRATEGIC INVESTOR FUND, INC. -- CLASS B SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              1.96%                3.04%           $10,304.00          $198.98
           2              10.25%              1.96%                6.17%           $10,617.24          $205.03
           3              15.76%              1.96%                9.40%           $10,940.01          $211.26
           4              21.55%              1.96%               12.73%           $11,272.58          $217.68
           5              27.63%              1.96%               16.15%           $11,615.27          $224.30
           6              34.01%              1.96%               19.68%           $11,968.37          $231.12
           7              40.71%              1.96%               23.32%           $12,332.21          $238.15
           8              47.75%              1.96%               27.07%           $12,707.11          $245.39
           9              55.13%              1.21%               31.89%           $13,188.71          $156.67
           10             62.89%              1.21%               36.89%           $13,688.56          $162.61
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,688.56
TOTAL ANNUAL FEES AND EXPENSES                                                                       $2,091.18

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA STRATEGIC INVESTOR FUND, INC. -- CLASS C SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              1.96%                3.04%           $10,304.00           $198.98
           2              10.25%              1.96%                6.17%           $10,617.24           $205.03
           3              15.76%              1.96%                9.40%           $10,940.01           $211.26
           4              21.55%              1.96%               12.73%           $11,272.58           $217.68
           5              27.63%              1.96%               16.15%           $11,615.27           $224.30
           6              34.01%              1.96%               19.68%           $11,968.37           $231.12
           7              40.71%              1.96%               23.32%           $12,332.21           $238.15
           8              47.75%              1.96%               27.07%           $12,707.11           $245.39
           9              55.13%              1.96%               30.93%           $13,093.41           $252.85
           10             62.89%              1.96%               34.91%           $13,491.45           $260.53
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,491.45
TOTAL ANNUAL FEES AND EXPENSES                                                                        $2,285.28

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA STRATEGIC INVESTOR FUND, INC. -- CLASS D SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              1.96%                3.04%           $10,304.00          $198.98
           2              10.25%              1.96%                6.17%           $10,617.24          $205.03
           3              15.76%              1.96%                9.40%           $10,940.01          $211.26
           4              21.55%              1.96%               12.73%           $11,272.58          $217.68
           5              27.63%              1.96%               16.15%           $11,615.27          $224.30
           6              34.01%              1.96%               19.68%           $11,968.37          $231.12
           7              40.71%              1.96%               23.32%           $12,332.21          $238.15
           8              47.75%              1.96%               27.07%           $12,707.11          $245.39
           9              55.13%              1.96%               30.93%           $13,093.41          $252.85
           10             62.89%              1.96%               34.91%           $13,491.45          $260.53
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,491.45
TOTAL ANNUAL FEES AND EXPENSES                                                                       $2,285.28

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA STRATEGIC INVESTOR FUND, INC. -- CLASS Z SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              0.96%                4.04%           $10,404.00           $97.94
           2              10.25%              0.96%                8.24%           $10,824.32          $101.90
           3              15.76%              0.96%               12.62%           $11,261.62          $106.01
           4              21.55%              0.96%               17.17%           $11,716.59          $110.30
           5              27.63%              0.96%               21.90%           $12,189.94          $114.75
           6              34.01%              0.96%               26.82%           $12,682.42          $119.39
           7              40.71%              0.96%               31.95%           $13,194.79          $124.21
           8              47.75%              0.96%               37.28%           $13,727.86          $129.23
           9              55.13%              0.96%               42.82%           $14,282.46          $134.45
           10             62.89%              0.96%               48.59%           $14,859.47          $139.88
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $4,859.47
TOTAL ANNUAL FEES AND EXPENSES                                                                       $1,178.05

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA TECHNOLOGY FUND, INC. -- CLASS A SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                5.75%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              1.73%               -2.67%(2)         $9,733.20           $740.72
           2              10.25%              1.73%                0.51%           $10,051.47           $171.14
           3              15.76%              1.73%                3.80%           $10,380.16           $176.73
           4              21.55%              1.73%                7.20%           $10,719.59           $182.51
           5              27.63%              1.73%               10.70%           $11,070.12           $188.48
           6              34.01%              1.73%               14.32%           $11,432.11           $194.64
           7              40.71%              1.73%               18.06%           $11,805.94           $201.01
           8              47.75%              1.73%               21.92%           $12,191.99           $207.58
           9              55.13%              1.73%               25.91%           $12,590.67           $214.37
           10             62.89%              1.73%               30.02%           $13,002.39           $221.38
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,002.39
TOTAL ANNUAL FEES AND EXPENSES                                                                        $2,498.57

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(2) Reflects deduction of the maximum initial sales charge.

COLUMBIA TECHNOLOGY FUND, INC. -- CLASS B SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              2.48%                2.52%           $10,252.00           $251.12
           2              10.25%              2.48%                5.10%           $10,510.35           $257.45
           3              15.76%              2.48%                7.75%           $10,775.21           $263.94
           4              21.55%              2.48%               10.47%           $11,046.75           $270.59
           5              27.63%              2.48%               13.25%           $11,325.12           $277.41
           6              34.01%              2.48%               16.11%           $11,610.52           $284.40
           7              40.71%              2.48%               19.03%           $11,903.10           $291.57
           8              47.75%              2.48%               22.03%           $12,203.06           $298.92
           9              55.13%              1.73%               26.02%           $12,602.10           $214.56
           10             62.89%              1.73%               30.14%           $13,014.19           $221.58
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,014.19
TOTAL ANNUAL FEES AND EXPENSES                                                                        $2,631.56

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA TECHNOLOGY FUND, INC. -- CLASS C SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              2.48%                2.52%           $10,252.00           $251.12
           2              10.25%              2.48%                5.10%           $10,510.35           $257.45
           3              15.76%              2.48%                7.75%           $10,775.21           $263.94
           4              21.55%              2.48%               10.47%           $11,046.75           $270.59
           5              27.63%              2.48%               13.25%           $11,325.12           $277.41
           6              34.01%              2.48%               16.11%           $11,610.52           $284.40
           7              40.71%              2.48%               19.03%           $11,903.10           $291.57
           8              47.75%              2.48%               22.03%           $12,203.06           $298.92
           9              55.13%              2.48%               25.11%           $12,510.58           $306.45
           10             62.89%              2.48%               28.26%           $12,825.84           $314.17
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $2,825.84
TOTAL ANNUAL FEES AND EXPENSES                                                                        $2,816.03

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA TECHNOLOGY FUND, INC. -- CLASS D SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              2.48%                2.52%           $10,252.00           $251.12
           2              10.25%              2.48%                5.10%           $10,510.35           $257.45
           3              15.76%              2.48%                7.75%           $10,775.21           $263.94
           4              21.55%              2.48%               10.47%           $11,046.75           $270.59
           5              27.63%              2.48%               13.25%           $11,325.12           $277.41
           6              34.01%              2.48%               16.11%           $11,610.52           $284.40
           7              40.71%              2.48%               19.03%           $11,903.10           $291.57
           8              47.75%              2.48%               22.03%           $12,203.06           $298.92
           9              55.13%              2.48%               25.11%           $12,510.58           $306.45
           10             62.89%              2.48%               28.26%           $12,825.84           $314.17
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $2,825.84
TOTAL ANNUAL FEES AND EXPENSES                                                                        $2,816.03

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA TECHNOLOGY FUND, INC. -- CLASS Z SHARES

                                                                                          ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                      5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END             ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER          FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES      EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------      -----------
           1               5.00%              1.48%                3.52%           $10,352.00            $150.60
           2              10.25%              1.48%                7.16%           $10,716.39            $155.91
           3              15.76%              1.48%               10.94%           $11,093.61            $161.39
           4              21.55%              1.48%               14.84%           $11,484.10            $167.08
           5              27.63%              1.48%               18.88%           $11,888.34            $172.96
           6              34.01%              1.48%               23.07%           $12,306.81            $179.04
           7              40.71%              1.48%               27.40%           $12,740.01            $185.35
           8              47.75%              1.48%               31.88%           $13,188.46            $191.87
           9              55.13%              1.48%               36.53%           $13,652.69            $198.62
           10             62.89%              1.48%               41.33%           $14,133.27            $205.62
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $4,133.27
TOTAL ANNUAL FEES AND EXPENSES                                                                         $1,768.44

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(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

INT-47/106535-0206                                             February 22, 2006